SELLING AND MARKETING EXPENSES: (Tables)	12 Months Ended
Dec. 31, 2022
SELLING AND MARKETING EXPENSES:
Schedule of selling and marketing expenses

	December 31,	December 31,	December 31,
	2022	2021	2020

Salaries and related expenses	2,335	1,752	1,088
Total	2,335	1,752	1,088